United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2025

Date of reporting period: May 31, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.07%
Communication Services - 0.00%
Software - 0.00%
Internap Holding LLCA B C	63,490	$0

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA B	533,359	0

Financials - 0.00%
Financial Services - 0.00%
GEE Acquisition Holdings Corp.A B C	94,492	0

Industrials - 0.07%
Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	1,410

Professional Services - 0.07%
DynataA	2,436	49,329

Total Industrials		50,739

Total Common Stocks (Cost $3,610,141)		50,739

PREFERRED STOCKS - 0.00% (Cost $339,302)
Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA B D	2,077,530	0

	Principal Amount
BANK LOAN OBLIGATIONSE - 65.17%
Basic Materials - 2.18%
Chemicals - 2.05%
HB Fuller Co., 6.077%, Due 2/15/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	$91,029	90,973
Hexion Holdings Corp., 8.325%, Due 3/15/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	570,764	566,586
Minerals Technologies, Inc., 6.329%, Due 11/26/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	182,058	181,830
Nouryon Finance BV, 7.510%, Due 4/3/2028, 2024 USD Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	182,054	182,358
Paint Intermediate III LLC, 7.299%, Due 10/9/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	188,750	188,750
PMHC II, Inc., 8.642%, Due 4/23/2029, 2022 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	302,507	265,640

		1,476,137

Mining - 0.13%
Covia Holdings Corp., 7.572%, Due 2/26/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	91,257	91,086

Total Basic Materials		1,567,223

Communications - 3.89%
Internet - 1.85%
CMI Marketing, Inc., 8.691%, Due 3/23/2028, 2021 First Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	94,131	91,307
MH Sub I LLC, 8.577%, Due 5/3/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	334,945	321,286
Proofpoint, Inc., 7.327%, Due 8/31/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	94,137	94,046
PUG LLC, 9.077%, Due 3/15/2030, 2024 Extended Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	364,098	354,540
Research Now Group, Inc.,
9.586%, Due 7/15/2028, 2024 First Lien First Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	48,478	48,317

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 65.17% (continued)
Communications - 3.89% (continued)
Internet - 1.85% (continued)
Research Now Group, Inc., (continued)
10.086%, Due 10/15/2028, 2024 First Lien Second Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	$176,272	$153,797
WeddingWire, Inc., 8.077%, Due 1/31/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	273,086	271,720

		1,335,013

Media - 1.78%
Anuvu Holdings 2 LLC,
12.645%, Due 3/23/2026, 2024 Senior Takeback Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.250%)	2,030,333	20,303
8.395%, Due 9/27/2027, 2024 Senior Priority Term Loan, PIK (in-kind rate 6.000%)F	2,293,791	1,261,585

		1,281,888

Telecommunications - 0.26%
Ensono LP, 8.441%, Due 5/26/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	188,262	187,645

Total Communications		2,804,546

Consumer, Cyclical - 11.94%
Apparel - 0.87%
Hanesbrands, Inc., 7.077%, Due 3/7/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	91,257	91,485
WH Borrower LLC, 9.072%, Due 2/20/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	537,612	532,403

		623,888

Auto Parts & Equipment - 0.37%
First Brands Group LLC, 9.541%, Due 3/30/2027, 2022 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	158,231	152,456
Power Stop LLC, 9.130%, Due 1/26/2029, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	157,801	117,167

		269,623

Distribution/Wholesale - 1.18%
Core & Main LP, 6.270%, Due 2/9/2031, 2024 Term Loan E, (6 mo. USD Secured Overnight Financing Rate + 2.000%)	91,029	90,953
Gloves Buyer, Inc., 8.329%, Due 1/17/2032, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	188,750	182,521
Resideo Funding, Inc., 6.049%, Due 6/13/2031, 2024 M&A 1st lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	91,028	90,659
Windsor Holdings III LLC, 7.075%, Due 8/1/2030, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	488,405	486,271

		850,404

Entertainment - 5.40%
Allen Media LLC, 9.949%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	2,929,503	1,801,644
AP Gaming I LLC, 8.077%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	94,126	94,008
CE Intermediate I LLC, 7.450%, Due 3/25/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	47,102	46,808
Delta 2 Lux SARL,
6.299%, Due 9/30/2031, 2024 Term Loan B1F	185,863	185,770

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 65.17% (continued)
Consumer, Cyclical - 11.94% (continued)
Entertainment - 5.40% (continued)
Delta 2 Lux SARL, (continued)
Due 9/30/2031, 2024 Term Loan B2F	$92,928	$92,882
Flutter Financing BV, 6.049%, Due 11/30/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	728,213	725,257
J&J Ventures Gaming LLC, 7.827%, Due 4/26/2030, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	188,750	184,386
Light & Wonder International, Inc., 6.573%, Due 4/14/2029, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	192,305	191,632
PCI Gaming Authority, 6.327%, Due 7/18/2031, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	376,552	375,670
UFC Holdings LLC, 6.571%, Due 11/21/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	188,278	188,677

		3,886,734

Food Service - 0.65%
Aramark Services, Inc., 6.327%, Due 6/22/2030, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	88,975	88,994
Golden State Foods LLC, 8.592%, Due 12/4/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	377,500	379,270

		468,264

Leisure Time - 0.26%
GBT U.S. III LLC, 6.783%, Due 7/28/2031, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	188,278	188,043

Retail - 3.21%
Highline Aftermarket Acquisition LLC, 7.827%, Due 2/19/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	182,058	182,285
Johnstone Supply LLC, 6.823%, Due 6/9/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	564,831	563,328
Les Schwab Tire Centers, 6.827% - 6.833%, Due 4/23/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%, 3 mo. USD Secured Overnight Financing Rate + 2.500%)	91,258	90,573
NPC International, Inc., Due 4/19/2026, 1st Lien Term LoanB C G H	753,204	0
Peer Holding III BV,
Due 7/1/2031, 2025 Term Loan B5BF	445,351	445,907
Due 10/28/2030, 2025 Term Loan B4BF	615,686	616,647
Sweetwater Borrower LLC, 8.691%, Due 8/7/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	36,503	36,047
Thermostat Purchaser III, Inc., 8.549%, Due 8/31/2028, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	188,276	188,747
White Cap Buyer LLC, 7.577%, Due 10/19/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	188,277	186,174

		2,309,708

Total Consumer, Cyclical		8,596,664

Consumer, Non-Cyclical - 15.38%
Beverages - 0.44%
City Brewing Co. LLC, 13.585%, Due 1/5/2026, 2024 Super Priority Term LoanF	351,862	316,676

Commercial Services - 7.21%
AlixPartners LLP, 6.941%, Due 2/4/2028, 2021 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	377,555	377,887
Boost Newco Borrower LLC, 6.299%, Due 1/31/2031, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	91,257	91,315
Catawba Nation Gaming Authority, 9.053%, Due 3/29/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	188,750	189,458
Cimpress PLC, 6.827%, Due 5/17/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	91,029	90,118
Creative Artists Agency LLC, 7.077%, Due 10/1/2031, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	188,791	188,674
Crisis Prevention Institute, Inc., 8.299%, Due 4/9/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	188,278	188,749

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 65.17% (continued)
Consumer, Non-Cyclical - 15.38% (continued)
Commercial Services - 7.21% (continued)
Grant Thornton Advisors LLC,
Due 6/2/2031, 2025 Delayed Draw Term LoanI	$26,712	$26,600
7.077%, Due 6/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	564,834	562,456
Hertz Corp.,
8.041%, Due 6/30/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	167,750	138,500
8.041%, Due 6/30/2028, 2021 Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	32,846	27,119
8.033%, Due 6/30/2028, 2023 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	62,086	50,795
New Constellis Borrower LLC, 13.297%, Due 12/31/2028, 2024 2nd Lien Term Loan 1, (3 mo. USD Secured Overnight Financing Rate + 9.000%)	6,316	2,863
Nuvei Technologies Corp., 7.327%, Due 11/17/2031, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	188,750	188,371
Prime Security Services Borrower LLC, 6.070%, Due 3/7/2032, 2025 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	942,746	935,167
Stats Intermediate Holdings LLC, 9.834%, Due 7/10/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	497,375	484,444
Teneo Holdings LLC, 9.077%, Due 3/13/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	753,098	758,121
Veritiv Corp., 8.299%, Due 11/30/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	573,826	573,745
Vestis Corp., 6.580%, Due 2/22/2031, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	36,503	34,374
VM Consolidated, Inc., 6.577%, Due 3/24/2028, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	94,325	94,738
VT Topco, Inc., 7.299%, Due 8/9/2030, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	188,277	188,465

		5,191,959

Cosmetics/Personal Care - 0.26%
KDC/ONE Development Corp., Inc., 8.327%, Due 8/15/2028, 2024 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	188,750	188,593

Food - 1.32%
Primary Products Finance LLC, 7.535%, Due 4/1/2029, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	564,831	561,442
Sauer Brands, Inc.,
Due 2/19/2032, Delayed Draw Term LoanI	21,275	21,295
7.577%, Due 2/19/2032, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	225,512	225,724
United Natural Foods, Inc., 9.077%, Due 5/1/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	141,598	142,011

		950,472

Health Care - Products - 1.97%
Carestream Health, Inc., 11.899%, Due 9/30/2027, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	1,914,641	819,945
Hanger, Inc.,
7.827%, Due 10/23/2031, 2024 Delayed Draw Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)I	68,550	68,310
7.827%, Due 10/23/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	532,405	530,542

		1,418,797

Health Care - Services - 0.69%
ADMI Corp., 7.816%, Due 12/23/2027, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.375%)	91,020	86,166
Global Medical Response, Inc., 9.079%, Due 10/31/2028, 2024 Term Loan, PIK (in-kind rate 0.750%)F	49,349	49,384
LifePoint Health, Inc.,
7.820%, Due 5/19/2031, 2024 Incremental Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	60,866	59,801
8.006%, Due 5/19/2031, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	18,066	17,812
Phoenix Guarantor, Inc., 6.827%, Due 2/21/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	282,415	282,481

		495,644

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 65.17% (continued)
Consumer, Non-Cyclical - 15.38% (continued)
Household Products/Wares - 1.49%
Reynolds Consumer Products LLC, 6.077%, Due 3/4/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	$1,072,169	$1,077,079

Pharmaceuticals - 2.00%
Alvogen Pharma U.S., Inc., 6.799%, Due 3/1/2029, 2025 2nd Lien Term Loan, PIK (in-kind rate 8.000%)F	804,031	261,310
Amneal Pharmaceuticals LLC, 9.827%, Due 5/4/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	23,797	24,213
Jazz Financing Lux SARL, 6.577%, Due 5/5/2028, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	94,254	94,166
LSCS Holdings, Inc., 8.799%, Due 3/4/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	56,625	55,309
Organon & Co., 6.573%, Due 5/19/2031, 2024 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	182,514	177,495
Perrigo Investments LLC, 6.327%, Due 4/20/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	364,114	363,506
Southern Veterinary Partners LLC, 7.527%, Due 12/4/2031, 2024 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	283,125	283,173
Vizient, Inc., 6.077%, Due 8/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	177,791	177,958

		1,437,130

Total Consumer, Non-Cyclical		11,076,350

Energy - 0.17%
Oil & Gas - 0.04%
Liquid Tech Solutions LLC, 8.077%, Due 3/19/2028, 2024 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	25,286	25,286

Pipelines - 0.13%
EPIC Crude Services LP, 7.256%, Due 10/15/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	94,139	94,345

Total Energy		119,631

Financial - 9.39%
Banks - 0.47%
Chrysaor Bidco SARL,
Due 10/30/2031, Delayed Draw Term LoanF	23,015	23,130
Due 10/30/2031, Term Loan BF	310,423	311,975

		335,105

Diversified Financial Services - 5.67%
Apex Group Treasury LLC, 7.825%, Due 2/27/2032, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	710,955	709,476
Aretec Group, Inc., 7.827%, Due 8/9/2030, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	37,656	37,587
Armor Holding II LLC, 7.967%, Due 12/11/2028, 2024 Term Loan, (6 mo. USD Secured Overnight Financing Rate + 3.750%)	376,553	378,436
AssetMark Financial Holdings, Inc., 7.049%, Due 9/5/2031, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	188,278	187,990
Blackhawk Network Holdings, Inc., 8.327%, Due 3/12/2029, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	94,396	94,617
Focus Financial Partners LLC, 7.077%, Due 9/15/2031, 2025 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	1,271,752	1,264,007
Grosvenor Capital Management Holdings LLP, 6.577%, Due 2/25/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	94,138	94,334
Hightower Holding LLC, 7.260%, Due 2/3/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	91,257	91,029
Jane Street Group LLC, 6.333%, Due 12/15/2031, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	470,646	469,281
Janney Montgomery Scott LLC,
3.250%, Due 11/28/2031, Delayed Draw Term LoanI	83,931	84,146

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 65.17% (continued)
Financial - 9.39% (continued)
Diversified Financial Services - 5.67% (continued)
Janney Montgomery Scott LLC, (continued)
7.467%, Due 11/28/2031, Term Loan, (6 mo. USD Secured Overnight Financing Rate + 3.250%)	$503,583	$504,878
VFH Parent LLC, 6.827%, Due 6/21/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	91,257	91,257
Virtus Investment Partners, Inc., 6.691%, Due 9/28/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	74,001	73,724

		4,080,762

Insurance - 1.70%
Acrisure LLC, 7.327%, Due 11/6/2030, 2024 1st Lien Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	36,412	36,146
Ardonagh Midco 3 PLC, 6.929% - 7.049%, Due 2/15/2031, 2024 USD Term Loan BF	36,503	36,229
Baldwin Insurance Group Holdings LLC, 7.333%, Due 5/26/2031, 2024 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	182,058	182,135
Howden Group Holdings Ltd., 7.327%, Due 2/15/2031, 2024 USD 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	282,415	281,738
HUB International Ltd., 6.769%, Due 6/20/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	283,002	282,897
Ryan Specialty Group LLC, 6.577%, Due 9/15/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	182,058	181,375
Truist Insurance Holdings LLC, 7.049%, Due 5/6/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	36,503	36,396
USI, Inc., 6.549%, Due 11/21/2029, 2024 Term Loan D, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	188,790	188,112

		1,225,028

Investment Companies - 1.29%
Dragon Buyer, Inc., 7.299%, Due 9/30/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	282,417	283,182
Intrado Corp., 7.799%, Due 1/31/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	376,547	368,937
Nvent Electric PLC, 7.827%, Due 1/30/2032, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	94,375	94,658
Solaris U.S. Bidco LLC, 9.583%, Due 11/29/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	188,278	184,042

		930,819

REITS - 0.26%
RHP Hotel Properties LP, 6.327%, Due 5/20/2030, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	192,145	191,065

Total Financial		6,762,779

Industrial - 11.22%
Aerospace/Defense - 0.28%
Kaman Corp.,
1.000%, Due 2/26/2032, 2025 Delayed Draw Term LoanI	17,589	17,460
7.035% - 7.083%, Due 2/26/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%, 6 mo. USD Secured Overnight Financing Rate + 2.750%)	186,442	185,073

		202,533

Building Materials - 0.95%
Griffon Corp., 6.549%, Due 1/24/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	93,907	93,702
IPS Corp., 7.827%, Due 10/2/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	188,265	187,747
Knife River Holdco, 6.292%, Due 3/8/2032, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	365,028	366,627
Smyrna Ready Mix Concrete LLC, 7.325%, Due 4/2/2029, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	36,503	36,480

		684,556

Electronics - 0.76%
LSF12 Crown U.S. Commercial Bidco LLC, 8.574%, Due 12/2/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	378,528	371,669

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 65.17% (continued)
Industrial - 11.22% (continued)
Electronics - 0.76% (continued)
NorthPole Newco SARL,
14.500%, Due 12/31/2025, Term Loan, (3 mo. USD PRIME + 7.000%)	$3,425,455	$171,273
14.500%, Due 12/31/2025, 2022 Term Loan B1B C F	1,237,474	0
Due 12/31/2025, 2022 RevolverB C J	279,682	0
3.000%, Due 12/31/2025, 2022 Term Loan, PIK (in-kind rate 11.000%)B C F J	25,406	0

		542,942

Engineering & Construction - 0.27%
Chromalloy Corp., 8.038% - 8.039%, Due 3/27/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	196,112	195,166

Environmental Control - 1.65%
EnergySolutions LLC, 7.577%, Due 9/20/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	376,429	375,959
GFL Environmental, Inc., 6.824%, Due 3/3/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	182,514	181,545
Madison IAQ LLC, 6.762%, Due 6/21/2028, Term Loan, (6 mo. USD Secured Overnight Financing Rate + 2.500%)	355,156	354,677
Reworld Holding Corp.,
6.575%, Due 11/30/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	247,935	248,091
6.575%, Due 11/30/2028, Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	25,842	25,858

		1,186,130

Hand/Machine Tools - 0.47%
Dynamo Newco II GmbH, 7.798%, Due 9/30/2031, USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	37,655	37,679
Madison Safety & Flow LLC, 7.077%, Due 9/26/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	300,339	300,529

		338,208

Machinery - Construction & Mining - 0.26%
Vertiv Group Corp., 6.074%, Due 3/2/2027, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	188,277	188,036

Machinery - Diversified - 2.64%
Arcline FM Holdings LLC, 7.578%, Due 6/24/2030, 2025 Term Loan, (6 mo. USD Secured Overnight Financing Rate + 3.500%)	37,655	37,703
Chart Industries, Inc., 6.788%, Due 3/15/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	91,257	91,314
CPM Holdings, Inc., 8.824%, Due 9/28/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	253,697	250,752
Crown Equipment Corp., 6.574%, Due 10/10/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	96,822	96,419
DXP Enterprises, Inc., 8.077%, Due 10/11/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	376,554	377,495
Project Castle, Inc., 9.716%, Due 6/1/2029, Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 5.500%)	98,373	82,043
SPX Flow, Inc., 7.327%, Due 4/5/2029, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	471,875	473,055
TK Elevator Midco GmbH, 7.237%, Due 4/30/2030, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	491,179	491,960

		1,900,741

Packaging & Containers - 2.10%
Canister International Group, Inc., 7.827%, Due 3/22/2029, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	188,277	188,277
Graham Packaging Co., Inc., 6.827%, Due 8/4/2027, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	371,337	371,237
Iris Holding, Inc., 9.130%, Due 6/28/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	296,584	283,351
Plaze, Inc.,
7.941%, Due 8/3/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	265,444	255,657

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 65.17% (continued)
Industrial - 11.22% (continued)
Packaging & Containers - 2.10% (continued)
Plaze, Inc., (continued)
8.191%, Due 8/3/2026, 2020 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	$158,324	$152,486
Ring Container Technologies Group LLC, 7.077%, Due 8/14/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	260,422	260,503

		1,511,511

Transportation - 1.84%
AIT Worldwide Logistics, Inc., 8.260%, Due 4/8/2030, 2025 Repriced Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	282,417	281,076
Echo Global Logistics, Inc., 8.177%, Due 11/23/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	219,647	203,277
First Student Bidco, Inc.,
6.799%, Due 7/21/2028, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	128,898	128,862
6.799%, Due 7/21/2028, 2024 Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	39,414	39,403
Kenan Advantage Group, Inc., 7.577%, Due 1/25/2029, 2024 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	188,276	185,216
NA Rail HoldCo LLC, 6.303%, Due 3/8/2032, 2025 Term Loan B, (3 mo. USD PRIME + 2.000%)	98,506	98,536
Odyssey Logistics & Technology Corp., 8.717%, Due 10/12/2027, 2023 Term Loan, (6 mo. USD Secured Overnight Financing Rate + 4.500%)	153,123	144,510
Stonepeak Nile Parent LLC, 9.250%, Due 4/9/2032, Term Loan B, (3 mo. USD PRIME + 1.750%)	246,787	246,274

		1,327,154

Total Industrial		8,076,977

Technology - 10.48%
Computers - 2.67%
Ahead DB Holdings LLC, 7.285%, Due 2/3/2031, 2024 Term Loan B3, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	62,189	62,198
Amentum Government Services Holdings LLC, 6.577%, Due 9/29/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	546,174	543,104
Clover Holdings 2 LLC, 8.295%, Due 12/9/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	56,625	56,625
Magenta Security Holdings LLC, 10.530%, Due 7/27/2028, 2024 Super Priority Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.250%)	362,442	362,805
Nielsen Consumer, Inc., 7.827%, Due 3/6/2028, 2025 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	365,028	363,962
SonicWall U.S. Holdings, Inc., 11.949%, Due 5/18/2026, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	320,469	292,729
UST Holdings Ltd., 7.325%, Due 11/20/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	24,564	24,595
Verifone Systems, Inc., 10.211%, Due 8/18/2028, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	238,347	217,093

		1,923,111

Semiconductors - 1.82%
Natel Engineering Co., Inc., 10.691%, Due 4/30/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	1,424,490	1,310,531

Software - 5.99%
AthenaHealth Group, Inc., 7.327%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	182,514	181,635
BCPE Pequod Buyer, Inc., 7.577%, Due 11/25/2031, USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	188,750	189,128
Central Parent, Inc., 7.549%, Due 7/6/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	289,717	257,381
Clearwater Analytics LLC, 6.529%, Due 4/21/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	79,207	79,207
Cloud Software Group, Inc.,
7.799%, Due 3/29/2029, 2024 1st Lien Term Loan BF	39,929	39,804

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 65.17% (continued)
Technology - 10.48% (continued)
Software - 5.99% (continued)
Cloud Software Group, Inc., (continued)
8.049%, Due 3/21/2031, 2024 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	$188,111	$187,552
Cloudera, Inc., 8.177%, Due 10/8/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	188,264	186,302
Darktrace PLC, 7.458%, Due 10/9/2031, 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	153,006	152,883
EagleView Technology Corp., 10.803%, Due 8/14/2028, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.500%)	856,771	830,854
Epicor Software Corp., 7.077%, Due 5/30/2031, 2024 Term Loan E, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	291,819	292,335
Evertec Group LLC, 7.077%, Due 10/30/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	56,625	56,625
Flash Charm, Inc., 7.776%, Due 3/2/2028, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	241,814	229,271
Genesys Cloud Services Holdings II LLC, 6.827%, Due 1/30/2032, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	341,000	339,783
iSolved, Inc., 7.327%, Due 10/15/2030, 2024 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	94,138	94,374
Javelin Buyer, Inc., 7.583%, Due 12/5/2031, 2024 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	56,625	56,731
Mitchell International, Inc., 7.577%, Due 6/17/2031, 2024 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	61,171	60,928
Open Text Corp., 6.077%, Due 1/31/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	187,982	187,727
PointClickCare Technologies, Inc., 7.549%, Due 11/3/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	37,656	37,703
Project Alpha Intermediate Holding, Inc., 7.526% - 7.557%, Due 10/26/2030, 2024 1st Lien Term Loan BF	379,789	380,739
Quartz Acquireco LLC, 6.549%, Due 6/28/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	188,272	188,155
Rocket Software, Inc., 8.577%, Due 11/28/2028, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	188,277	188,407
Turing Midco LLC, 6.941%, Due 3/24/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	93,790	92,711

		4,310,235

Total Technology		7,543,877

Utilities - 0.52%
Electric - 0.52%
Alpha Generation LLC, 6.827%, Due 9/30/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	188,277	188,924
Cornerstone Generation LLC, Due 10/28/2031, Term Loan BF	188,750	189,458

		378,382

Total Utilities		378,382

Total Bank Loan Obligations (Cost $58,072,108)		46,926,429

CORPORATE OBLIGATIONS - 3.71%
Basic Materials - 0.60%
Chemicals - 0.60%
Vibrantz Technologies, Inc., 9.000%, Due 2/15/2030K	615,000	433,575

Consumer, Cyclical - 0.57%
Entertainment - 0.22%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.500%, Due 2/15/2028K	450,000	162,000

Food Service - 0.19%
Aramark Services, Inc., 5.000%, Due 2/1/2028K	139,000	137,545

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 3.71% (continued)
Consumer, Cyclical - 0.57% (continued)
Lodging - 0.16%
Hilton Domestic Operating Co., Inc., 3.625%, Due 2/15/2032K	$127,000	$112,897

Total Consumer, Cyclical		412,442

Consumer, Non-Cyclical - 0.67%
Food - 0.48%
Mars, Inc., 1.625%, Due 7/16/2032K	128,000	103,913
Mondelez International, Inc., 1.875%, Due 10/15/2032	127,000	104,166
U.S. Foods, Inc., 5.750%, Due 4/15/2033K	139,000	136,544

		344,623

Health Care - Services - 0.19%
IQVIA, Inc., 5.000%, Due 5/15/2027K	139,000	138,015

Total Consumer, Non-Cyclical		482,638

Financial - 0.19%
REITS - 0.19%
SBA Communications Corp., 3.875%, Due 2/15/2027	139,000	136,288

Industrial - 1.11%
Environmental Control - 0.19%
Madison IAQ LLC, 5.875%, Due 6/30/2029K	139,000	134,487

Machinery - Construction & Mining - 0.19%
Vertiv Group Corp., 4.125%, Due 11/15/2028K	139,000	134,646

Packaging & Containers - 0.53%
Graham Packaging Co., Inc., 7.125%, Due 8/15/2028K	139,000	136,747
Iris Holding, Inc., 10.000%, Due 12/15/2028K	281,000	247,233

		383,980

Transportation - 0.20%
Genesee & Wyoming, Inc., 6.250%, Due 4/15/2032K	139,000	141,148

Total Industrial		794,261

Technology - 0.57%
Semiconductors - 0.19%
Entegris, Inc., 4.750%, Due 4/15/2029K	139,000	134,937

Software - 0.38%
SS&C Technologies, Inc., 5.500%, Due 9/30/2027K	276,000	275,662

Total Technology		410,599

Total Corporate Obligations (Cost $2,962,693)		2,669,803

FOREIGN CORPORATE OBLIGATIONS - 0.19% (Cost $137,849)
Industrial - 0.19%
Machinery - Diversified - 0.19%
TK Elevator U.S. Newco, Inc., 5.250%, Due 7/15/2027K	139,000	137,686

	Shares
EXCHANGE-TRADED INSTRUMENTS - 23.68%
Domestic Fixed Income - 11.83%
SPDR Blackstone Senior Loan ETF	205,814	8,518,641

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED INSTRUMENTS - 23.68% (continued)
Exchange-Traded Funds - 11.85%
Invesco Senior Loan ETF	408,881	$8,529,258

Total Exchange-Traded Instruments (Cost $16,783,485)		17,047,899

SHORT-TERM INVESTMENTS - 4.13% (Cost $2,970,558)
Investment Companies - 4.13%
American Beacon U.S. Government Money Market Select Fund, 4.21%L M	2,970,558	2,970,558

TOTAL INVESTMENTS - 96.95% (Cost $84,876,136)		69,803,114
OTHER ASSETS, NET OF LIABILITIES - 3.05%		2,195,256

TOTAL NET ASSETS - 100.00%		$71,998,370

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Value was determined using significant unobservable inputs.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of May 31, 2025.
G	Default Security. At period end, the amount of securities in default was $0 or 0.00% of net assets.
H	Zero coupon bank loan.
I	All or a portion of the security is an Unfunded Loan Commitment. The rate represents the current interest rate if the loan is partially funded.
J	Fixed Rate.
K

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,567,035 or 3.57% of net assets. The Fund has no right to demand registration of these securities.

L	The Fund is affiliated by having the same investment advisor.
M	7-day yield.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SPDR - Standard & Poor’s Depositary Receipt.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2025, the investments were classified as described below:

FEAC Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$—	$50,739	$0	(1)	$50,739	(1)
Preferred Stocks	—	—	0	(1)	0	(1)
Bank Loan Obligations	—	46,926,429	0	(1)	46,926,429	(1)
Corporate Obligations	—	2,669,803	—		2,669,803
Foreign Corporate Obligations	—	137,686	—		137,686
Exchange-Traded Instruments	17,047,899	—	—		17,047,899
Short-Term Investments	2,970,558	—	—		2,970,558

Total Investments in Securities - Assets	$20,018,457	$49,784,657	$0	(1)	$69,803,114

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2025, one bank loan obligation was transferred out of Level 3 to Level 2 with a fair value of $20,303, there were no material transfers into Level 3.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2024		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balance as of 5/31/2025		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$519,491	(1)	$—	$—	$—	$—	$(519,491)	$—		$—	$0	(1)	$(2,638,302)
Preferred Stocks	—		—	—	—	—	—	0	(1)	—	0	(1)	(339,302)
Bank Loan Obligations	3,626,660	(1)	1,251,270	4,281,056	(93,366)	(174,251)	(308,954)	—		20,303	0	(1)	(4,129,283)

	$4,146,151	(1)	$1,251,270	$4,281,056	$(93,366)	$(174,251)	$(828,445)	$—		$20,303	$0	(1)	$(7,106,887)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended May 31, 2025, three common stocks, one preferred stock and four bank loan obligations have been fair valued at $0 by the Valuation Committee.

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
Argentina - 0.83% (Cost $3,384,439)
Foreign Common Stocks - 0.83%
Vista Energy SAB de CV, ADRA	62,320	$3,086,710

Austria - 1.59% (Cost $2,954,422)
Foreign Common Stocks - 1.59%
Erste Group Bank AG	72,975	5,870,594

Brazil - 5.43%
Foreign Common Stocks - 5.43%
B3 SA - Brasil Bolsa Balcao	1,007,061	2,456,246
Banco do Brasil SA	570,943	2,337,876
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	194,363	3,988,868
Embraer SA	396,139	4,535,911
Lojas Renner SA	935,652	2,970,791
Vale SA, ADR	268,497	2,451,378
Vale SA	148,804	1,355,484

Total Foreign Common Stocks		20,096,554

Total Brazil (Cost $19,479,390)		20,096,554

China - 24.53%
Foreign Common Stocks - 24.53%
AAC Technologies Holdings, Inc.	427,500	1,987,269
AIA Group Ltd.	352,000	2,947,137
Alibaba Group Holding Ltd.	836,536	12,151,541
BeOne Medicines Ltd.A	182,600	3,504,776
China Construction Bank Corp., Class H	6,830,000	6,132,201
Contemporary Amperex Technology Co. Ltd., Class A	120,862	4,199,076
Eastroc Beverage Group Co. Ltd., Class A	81,330	3,616,802
Hong Kong Exchanges & Clearing Ltd.	74,100	3,740,391
KE Holdings, Inc., Class A	497,600	3,166,678
Meituan, Class BA B	291,900	5,137,315
Pop Mart International Group Ltd.B	262,800	7,386,862
Tencent Holdings Ltd.	342,800	21,780,485
Trip.com Group Ltd.	63,100	3,975,386
WH Group Ltd.B	3,672,123	3,390,617
Xiaomi Corp., Class BA B	1,179,800	7,666,120

Total Foreign Common Stocks		90,782,656

Total China (Cost $70,427,150)		90,782,656

Greece - 0.86% (Cost $2,123,068)
Foreign Common Stocks - 0.86%
National Bank of Greece SA	266,656	3,179,133

India - 19.14%
Foreign Common Stocks - 19.14%
Bharti Airtel Ltd.	106,110	2,305,963
Cipla Ltd.	217,285	3,717,015
HCL Technologies Ltd.	202,317	3,857,203
HDFC Bank Ltd.A	412,184	9,351,507
Hindustan Aeronautics Ltd.C	66,081	3,834,127
ICICI Bank Ltd.	394,409	6,664,971
ITC Ltd.	451,176	2,207,770
Larsen & Toubro Ltd.	79,636	3,417,159
Macrotech Developers Ltd.B	251,645	4,181,586
Mahindra & Mahindra Ltd.	138,467	4,807,309
MakeMyTrip Ltd.A	18,657	1,896,111
Max Healthcare Institute Ltd.	290,909	3,824,395
One 97 Communications Ltd.A	214,275	2,226,006
PB Fintech Ltd.A	157,674	3,228,655
Power Grid Corp. of India Ltd.	1,230,436	4,165,437

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
India - 19.14% (continued)
Foreign Common Stocks - 19.14% (continued)
Reliance Industries Ltd.	447,681	$7,417,667
Varun Beverages Ltd.	670,197	3,727,102

Total Foreign Common Stocks		70,829,983

Total India (Cost $63,094,424)		70,829,983

Indonesia - 0.85% (Cost $2,811,007)
Foreign Common Stocks - 0.85%
Bank Central Asia Tbk. PT	5,460,100	3,150,702

Malaysia - 1.45%
Foreign Common Stocks - 1.45%
CIMB Group Holdings Bhd.	1,701,100	2,769,558
Tenaga Nasional Bhd.	795,300	2,615,811

Total Foreign Common Stocks		5,385,369

Total Malaysia (Cost $5,438,260)		5,385,369

Mexico - 4.32%
Foreign Common Stocks - 4.32%
America Movil SAB de CV, Series B	3,630,982	3,060,763
Arca Continental SAB de CV	280,034	3,082,453
Fomento Economico Mexicano SAB de CV, ADR	24,828	2,644,927
Grupo Mexico SAB de CV, Series B	874,597	4,832,919
Ternium SA, ADR	87,070	2,383,977

Total Foreign Common Stocks		16,005,039

Total Mexico (Cost $15,984,391)		16,005,039

Peru - 1.23% (Cost $3,530,574)
Foreign Common Stocks - 1.23%
Credicorp Ltd.	21,469	4,547,349

Poland - 2.13%
Foreign Common Stocks - 2.13%
Dino Polska SAA B	26,166	3,842,009
Powszechna Kasa Oszczednosci Bank Polski SA	200,240	4,027,215

Total Foreign Common Stocks		7,869,224

Total Poland (Cost $5,903,660)		7,869,224

Republic of Korea - 6.38%
Foreign Common Stocks - 6.38%
Coupang, Inc.A	86,007	2,412,496
Samsung C&T Corp.	28,285	3,071,025
Samsung Electronics Co. Ltd.	296,625	12,082,572
SK Hynix, Inc.	40,802	6,047,698

Total Foreign Common Stocks		23,613,791

Total Republic of Korea (Cost $21,424,422)		23,613,791

Saudi Arabia - 1.55%
Foreign Common Stocks - 1.55%
Elm Co.	11,064	3,020,471
Saudi Awwal Bank	301,412	2,711,515

Total Foreign Common Stocks		5,731,986

Total Saudi Arabia (Cost $5,882,872)		5,731,986

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
Singapore - 0.98% (Cost $2,573,444)
Foreign Common Stocks - 0.98%
Sea Ltd., ADRA	22,672	$3,635,909

South Africa - 4.03%
Foreign Common Stocks - 4.03%
Capitec Bank Holdings Ltd.	19,139	3,668,057
MTN Group Ltd.	455,619	3,167,100
Naspers Ltd., Class N	17,543	5,037,633
Sanlam Ltd.	618,284	3,046,981

Total Foreign Common Stocks		14,919,771

Total South Africa (Cost $9,614,271)		14,919,771

Taiwan - 15.26%
Foreign Common Stocks - 15.26%
Accton Technology Corp.	145,000	3,604,618
ASE Technology Holding Co. Ltd.	622,000	2,864,208
Delta Electronics, Inc.	318,000	3,968,567
MediaTek, Inc.	118,000	4,961,209
Taiwan Semiconductor Manufacturing Co. Ltd.	1,273,000	41,076,163

Total Foreign Common Stocks		56,474,765

Total Taiwan (Cost $54,262,855)		56,474,765

Thailand - 0.74%
Foreign Common Stocks - 0.74%
Bangkok Dusit Medical Services PCL, Class F	1,200,300	786,123
CP ALL PCL	1,356,400	1,941,994

Total Foreign Common Stocks		2,728,117

Total Thailand (Cost $2,920,398)		2,728,117

Turkey - 1.53%
Foreign Common Stocks - 1.53%
Akbank TAS	1,440,372	1,871,448
Aselsan Elektronik Sanayi Ve Ticaret AS	1,153,332	3,811,695

Total Foreign Common Stocks		5,683,143

Total Turkey (Cost $5,908,243)		5,683,143

United Arab Emirates - 4.78%
Foreign Common Stocks - 4.78%
Abu Dhabi Commercial Bank PJSC	1,361,889	4,479,069
Aldar Properties PJSC	1,757,526	3,976,325
Emaar Properties PJSC	1,077,209	3,856,602
Emirates NBD Bank PJSC	420,450	2,564,138
Talabat Holding PLC	7,200,369	2,822,905

Total Foreign Common Stocks		17,699,039

Total United Arab Emirates (Cost $18,141,272)		17,699,039

United States - 0.54% (Cost $2,099,280)
Common Stocks - 0.54%
JBS SA	285,285	2,001,160

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.88% (Cost $6,950,494)
Investment Companies - 1.88%
American Beacon U.S. Government Money Market Select Fund, 4.21%D E	6,950,494	$6,950,494

TOTAL INVESTMENTS - 100.03% (Cost $324,908,336)		370,241,488
LIABILITIES, NET OF ASSETS - (0.03)%		(103,532)

TOTAL NET ASSETS - 100.00%		$370,137,956

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $31,604,509 or 8.54% of net assets. The Fund has no right to demand registration of these securities.

C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	7-day yield.
E	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

PCL - Public Company Limited (Thailand).

PJSC - Public Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2025, the investments were classified as described below:

Ninety One Emerging Markets Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$3,086,710	$—	$—	$3,086,710
Austria	5,870,594	—	—	5,870,594
Brazil	20,096,554	—	—	20,096,554
China	90,782,656	—	—	90,782,656
Greece	3,179,133	—	—	3,179,133
India	70,829,983	—	—	70,829,983
Indonesia	3,150,702	—	—	3,150,702
Malaysia	5,385,369	—	—	5,385,369
Mexico	16,005,039	—	—	16,005,039
Peru	4,547,349	—	—	4,547,349
Poland	7,869,224	—	—	7,869,224
Republic of Korea	23,613,791	—	—	23,613,791
Saudi Arabia	5,731,986	—	—	5,731,986
Singapore	3,635,909	—	—	3,635,909
South Africa	14,919,771	—	—	14,919,771
Taiwan	56,474,765	—	—	56,474,765
Thailand	2,728,117	—	—	2,728,117
Turkey	5,683,143	—	—	5,683,143
United Arab Emirates	17,699,039	—	—	17,699,039
Common Stocks
United States	2,001,160	—	—	2,001,160
Short-Term Investments	6,950,494	—	—	6,950,494

Total Investments in Securities - Assets	$370,241,488	$—	$—	$370,241,488

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
China - 3.77% (Cost $12,181,236)
Foreign Common Stocks - 3.77%
NetEase, Inc., ADR	132,737	$16,162,057

Germany - 3.69% (Cost $13,576,577)
Foreign Common Stocks - 3.69%
Beiersdorf AG	115,610	15,837,652

Israel - 2.79% (Cost $7,126,104)
Foreign Common Stocks - 2.79%
Check Point Software Technologies Ltd.A	52,260	11,961,269

Netherlands - 6.27% (Cost $18,963,256)
Foreign Common Stocks - 6.27%
ASML Holding NV	36,224	26,895,263

Republic of Korea - 1.24% (Cost $6,753,678)
Foreign Common Stocks - 1.24%
Samsung Electronics Co. Ltd., GDRB	5,268	5,299,608

United Kingdom - 4.26%
Foreign Common Stocks - 4.26%
London Stock Exchange Group PLC	79,544	12,083,818
St. James’s Place PLC	410,501	6,164,169

Total Foreign Common Stocks		18,247,987

Total United Kingdom (Cost $15,824,531)		18,247,987

United States - 73.44%
Common Stocks - 73.44%
Align Technology, Inc.A	36,364	6,579,702
Alphabet, Inc., Class A	97,733	16,784,665
Autodesk, Inc.A	57,805	17,117,217
Automatic Data Processing, Inc.	39,616	12,896,196
Booking Holdings, Inc.	4,017	22,169,542
Edwards Lifesciences Corp.A	125,554	9,820,834
Electronic Arts, Inc.	83,045	11,940,210
FactSet Research Systems, Inc.	21,777	9,979,528
ICON PLCA	60,333	7,860,183
Intuit, Inc.	27,944	21,054,966
Johnson & Johnson	63,641	9,877,720
Marsh & McLennan Cos., Inc.	26,850	6,273,771
Microsoft Corp.	70,414	32,415,789
Monster Beverage Corp.A	132,695	8,485,845
Moody’s Corp.	16,885	8,093,318
Motorola Solutions, Inc.	11,454	4,757,763
Nestle SA	87,896	9,366,317
Philip Morris International, Inc.	142,283	25,694,887
Roche Holding AG	35,234	11,366,497
S&P Global, Inc.	17,465	8,957,100
VeriSign, Inc.	49,390	13,457,293
Visa, Inc., Class A	109,336	39,928,414

Total Common Stocks		314,877,757

Total United States (Cost $230,917,349)		314,877,757

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 4.35% (Cost $18,632,162)
Investment Companies - 4.35%
American Beacon U.S. Government Money Market Select Fund, 4.21%C D	18,632,162	$18,632,162

TOTAL INVESTMENTS - 99.81% (Cost $323,974,893)		427,913,755
OTHER ASSETS, NET OF LIABILITIES - 0.19%		809,736

TOTAL NET ASSETS - 100.00%		$428,723,491

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2025, the investments were classified as described below:

Ninety One Global Franchise Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
China	$16,162,057	$—	$—	$16,162,057
Germany	15,837,652	—	—	15,837,652
Israel	11,961,269	—	—	11,961,269
Netherlands	26,895,263	—	—	26,895,263
Republic of Korea	5,299,608	—	—	5,299,608
United Kingdom	18,247,987	—	—	18,247,987
Common Stocks
United States	314,877,757	—	—	314,877,757
Short-Term Investments	18,632,162	—	—	18,632,162

Total Investments in Securities - Assets	$427,913,755	$—	$—	$427,913,755

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
Australia - 2.46% (Cost $173,263)
Foreign Common Stocks - 2.46%
REA Group Ltd.	1,329	$205,353

Canada - 6.30%
Foreign Common Stocks - 6.30%
Constellation Software, Inc.	145	525,730

Warrants - 0.00%
Constellation Software, Inc.A B C	40	0

Total Canada (Cost $382,181)		525,730

China - 7.27%
Foreign Common Stocks - 7.27%
AIA Group Ltd.	19,600	164,102
Hangzhou Tigermed Consulting Co. Ltd., Class HD	17,200	71,620
Kweichow Moutai Co. Ltd., Class A	300	63,454
NetEase, Inc.	8,200	199,429
Tencent Holdings Ltd.	1,700	108,013

Total Foreign Common Stocks		606,618

Total China (Cost $600,821)		606,618

France - 9.63%
Foreign Common Stocks - 9.63%
EssilorLuxottica SA	930	258,395
Hermes International SCA	95	261,903
L’Oreal SA	672	284,150

Total Foreign Common Stocks		804,448

Total France (Cost $723,624)		804,448

Germany - 14.17%
Foreign Common Stocks - 12.86%
Beiersdorf AG	1,428	195,625
SAP SE	2,435	735,166
Siemens Healthineers AGD	2,700	142,801

Total Foreign Common Stocks		1,073,592

Foreign Preferred Stocks - 1.31%
Sartorius AG, 0.349%E	457	109,488

Total Germany (Cost $978,040)		1,183,080

Ireland - 2.33% (Cost $210,872)
Foreign Common Stocks - 2.33%
Accenture PLC, Class A	615	194,844

Japan - 3.84% (Cost $234,266)
Foreign Common Stocks - 3.84%
Nintendo Co. Ltd.	3,900	320,765

Netherlands - 6.76%
Foreign Common Stocks - 6.76%
ASML Holding NV	281	208,634
Wolters Kluwer NV	2,004	355,652

Total Foreign Common Stocks		564,286

Total Netherlands (Cost $497,632)		564,286

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
Spain - 3.50% (Cost $258,881)
Foreign Common Stocks - 3.50%
Amadeus IT Group SA	3,505	$292,034

Switzerland - 1.95% (Cost $133,222)
Foreign Common Stocks - 1.95%
Lonza Group AG	236	163,221

Taiwan - 3.85% (Cost $219,533)
Foreign Common Stocks - 3.85%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,663	321,491

United Kingdom - 8.53%
Foreign Common Stocks - 8.53%
InterContinental Hotels Group PLC	1,222	139,850
London Stock Exchange Group PLC	2,692	408,952
Reckitt Benckiser Group PLC	2,406	163,123

Total Foreign Common Stocks		711,925

Total United Kingdom (Cost $639,559)		711,925

United States - 21.62%
Common Stocks - 21.62%
Alcon AG	2,696	231,601
Experian PLC	4,211	209,529
ICON PLCA	1,155	150,474
Mastercard, Inc., Class A	862	504,787
Nestle SA	2,187	233,050
Novartis AG	1,208	138,017
Philip Morris International, Inc.	1,870	337,703

Total Common Stocks		1,805,161

Total United States (Cost $1,644,053)		1,805,161

SHORT-TERM INVESTMENTS - 4.37% (Cost $364,916)
Investment Companies - 4.37%
American Beacon U.S. Government Money Market Select Fund, 4.21%F G	364,916	364,916

TOTAL INVESTMENTS - 96.58% (Cost $7,060,863)		8,063,872
OTHER ASSETS, NET OF LIABILITIES - 3.42%		285,430

TOTAL NET ASSETS - 100.00%		$8,349,302

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

C	Value was determined using significant unobservable inputs.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $214,421 or 2.57% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2025, the investments were classified as described below:

Ninety One International Franchise Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Australia	$205,353	$—	$—		$205,353
Canada	525,730	—	—		525,730
China	606,618	—	—		606,618
France	804,448	—	—		804,448
Germany	1,073,592	—	—		1,073,592
Ireland	194,844	—	—		194,844
Japan	320,765	—	—		320,765
Netherlands	564,286	—	—		564,286
Spain	292,034	—	—		292,034
Switzerland	163,221	—	—		163,221
Taiwan	321,491	—	—		321,491
United Kingdom	711,925	—	—		711,925
Warrants
Canada	—	—	0	(1)	0	(1)
Foreign Preferred Stocks
Germany	109,488	—	—		109,488
Common Stocks
United States	1,805,161	—	—		1,805,161
Short-Term Investments	364,916	—	—		364,916

Total Investments in Securities - Assets	$8,063,872	$—	$0	(1)	$8,063,872

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2025, there were no material transfers into or out of Level 3.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.41% (Cost $38,113,968)
Consumer Staples - 0.41%
Food Products - 0.41%
Nova Austral SAA B C	10,322,247	$7,508,073

PREFERRED STOCKS - 3.49%
Financials - 3.49%
Mortgage Real Estate Investment Trusts (REITs) - 3.49%
AGNC Investment Corp.,
Series C, 9.629%, (3 mo. USD Term SOFR + 5.373%)D E	298,378	7,581,785
Series D, 8.850%, (3 mo. USD Term SOFR + 4.594%)D E	145,558	3,563,260
Series E, 9.511%, (3 mo. USD Term SOFR + 5.255%)D E	640,201	16,139,467
Series F, 9.215%, (3 mo. USD Term SOFR + 4.959%)D E	204,775	5,057,942
Annaly Capital Management, Inc.,
Series F, 9.578%, (3 mo. USD Term SOFR + 5.255%)D E	689,787	17,582,671
Series G, 8.757%, (3 mo. USD Term SOFR + 4.434%)D E	387,379	9,568,261
Series I, 9.574%, (3-mo. USD LIBOR + 5.251%)D E	198,139	5,058,489

		64,551,875

Total Financials		64,551,875

Total Preferred Stocks (Cost $63,676,491)		64,551,875

	Principal Amount
CORPORATE OBLIGATIONS - 61.41%
Communications - 1.57%
Internet - 0.63%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, Due 3/1/2029F	$	12,435,000	11,607,576

Media - 0.05%
Univision Communications, Inc., 7.375%, Due 6/30/2030F		1,045,000	976,939

Telecommunications - 0.89%
Ciena Corp., 4.000%, Due 1/31/2030F		17,687,000	16,496,164

Total Communications			29,080,679

Consumer, Cyclical - 9.87%
Apparel - 0.23%
Hanesbrands, Inc., 9.000%, Due 2/15/2031F		3,995,000	4,220,578

Entertainment - 3.60%
Churchill Downs, Inc., 6.750%, Due 5/1/2031F		23,942,000	24,382,485
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029F		24,571,000	23,615,232
Vail Resorts, Inc., 6.500%, Due 5/15/2032F		18,200,000	18,638,875

			66,636,592

Leisure Time - 1.05%
Life Time, Inc., 6.000%, Due 11/15/2031F		19,330,000	19,373,608

Lodging - 2.56%
Boyd Gaming Corp., 4.750%, Due 6/15/2031F		28,973,000	27,157,143
Station Casinos LLC,
4.500%, Due 2/15/2028F		3,938,000	3,817,223
4.625%, Due 12/1/2031F		18,015,000	16,490,247

			47,464,613

Retail - 2.43%
FirstCash, Inc., 6.875%, Due 3/1/2032F		27,025,000	27,700,585
QVC, Inc., 6.875%, Due 4/15/2029F		38,811,000	17,270,895

			44,971,480

Total Consumer, Cyclical			182,666,871

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 61.41% (continued)
Consumer, Non-Cyclical - 25.95%
Agriculture - 1.32%
Turning Point Brands, Inc., 7.625%, Due 3/15/2032F		$23,245,000	$24,451,718

Commercial Services - 5.64%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027F		23,826,000	23,083,434
Carriage Services, Inc., 4.250%, Due 5/15/2029F		24,431,000	22,845,438
CoreCivic, Inc., 8.250%, Due 4/15/2029		1,675,000	1,769,115
CPI CG, Inc., 10.000%, Due 7/15/2029F		20,965,000	22,170,020
GEO Group, Inc., 10.250%, Due 4/15/2031		31,475,000	34,501,221

			104,369,228

Cosmetics/Personal Care - 1.00%
Prestige Brands, Inc., 3.750%, Due 4/1/2031F		20,355,000	18,470,988

Food - 4.11%
Nova Austral SA,
1.000%, Due 11/30/2026B C G		2,076,910	2,076,910
10.000%, Due 4/30/2027B C		3,787,801	3,787,801
Due 11/30/2100B C H		4,098,252	410
Post Holdings, Inc., 6.250%, Due 10/15/2034F		21,825,000	21,556,430
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029F		25,980,000	24,197,398
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028		26,845,000	24,437,097

			76,056,046

Health Care - Products - 4.27%
Avantor Funding, Inc.,
3.875%, Due 7/15/2028F	EUR	5,000,000	5,675,718
4.625%, Due 7/15/2028F		$9,255,000	9,017,092
3.875%, Due 11/1/2029F		3,525,000	3,287,597
Insulet Corp., 6.500%, Due 4/1/2033F		750,000	771,052
Medline Borrower LP, 3.875%, Due 4/1/2029F		20,300,000	19,121,359
Neogen Food Safety Corp., 8.625%, Due 7/20/2030F		21,279,000	22,183,293
Teleflex, Inc., 4.250%, Due 6/1/2028F		19,625,000	18,946,248

			79,002,359

Health Care - Services - 8.59%
Acadia Healthcare Co., Inc.,
5.500%, Due 7/1/2028F		19,953,000	19,670,819
5.000%, Due 4/15/2029F		6,345,000	6,074,485
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031F		28,948,000	25,958,624
Concentra Health Services, Inc., 6.875%, Due 7/15/2032F		20,324,000	20,909,880
Encompass Health Corp., 4.750%, Due 2/1/2030		16,840,000	16,415,578
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030F		23,630,000	22,863,361
Select Medical Corp., 6.250%, Due 12/1/2032F		23,480,000	23,230,093
Tenet Healthcare Corp., 6.750%, Due 5/15/2031		23,265,000	23,963,315

			159,086,155

Pharmaceuticals - 1.02%
Option Care Health, Inc., 4.375%, Due 10/31/2029F		19,920,000	18,983,666

Total Consumer, Non-Cyclical			480,420,160

Energy - 3.19%
Oil & Gas - 3.19%
Helix Energy Solutions Group, Inc., 9.750%, Due 3/1/2029F		8,725,000	9,048,078
Noble Finance II LLC, 8.000%, Due 4/15/2030F		1,275,000	1,271,802
Tidewater, Inc., 10.375%, Due 7/3/2028F		10,300,000	10,820,603

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 61.41% (continued)
Energy - 3.19% (continued)
Oil & Gas - 3.19% (continued)
Transocean, Inc.,
8.000%, Due 2/1/2027F		$9,530,000	$9,316,775
7.500%, Due 4/15/2031		25,685,000	20,135,070
6.800%, Due 3/15/2038		4,850,000	3,305,635
Valaris Ltd., 8.375%, Due 4/30/2030F		5,100,000	5,119,413

			59,017,376

Total Energy			59,017,376

Financial - 9.21%
Diversified Financial Services - 4.76%
Encore Capital Group, Inc.,
4.250%, Due 6/1/2028F	GBP	19,445,000	24,484,365
9.250%, Due 4/1/2029F		$3,335,000	3,555,944
EZCORP, Inc., 7.375%, Due 4/1/2032F		16,085,000	16,725,923
PRA Group, Inc.,
5.000%, Due 10/1/2029F		17,200,000	15,426,966
8.875%, Due 1/31/2030F		9,115,000	9,343,208
Rfna LP, 7.875%, Due 2/15/2030F		18,500,000	18,546,222

			88,082,628

Real Estate - 3.41%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029F		12,875,000	10,541,272
5.250%, Due 4/15/2030F		36,490,000	28,276,688
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030F		22,853,000	24,274,320

			63,092,280

REITS - 1.04%
Iron Mountain Information Management Services, Inc., 5.000%, Due 7/15/2032F		20,445,000	19,341,892

Total Financial			170,516,800

Industrial - 4.58%
Aerospace/Defense - 1.11%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029F		20,010,000	20,504,464

Electronics - 1.24%
TTM Technologies, Inc., 4.000%, Due 3/1/2029F		24,106,000	22,896,084

Machinery - Construction & Mining - 0.97%
BWX Technologies, Inc., 4.125%, Due 4/15/2029F		18,742,000	17,947,013

Miscellaneous Manufacturing - 0.49%
Axon Enterprise, Inc., 6.250%, Due 3/15/2033F		8,985,000	9,115,148

Packaging & Containers - 0.77%
Sealed Air Corp., 6.500%, Due 7/15/2032F		14,000,000	14,338,254

Total Industrial			84,800,963

Technology - 7.04%
Computers - 5.49%
Amentum Holdings, Inc., 7.250%, Due 8/1/2032F		23,016,879	23,482,418
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028F		6,246,000	5,980,956
5.950%, Due 8/4/2033		12,050,000	12,118,998
CACI International, Inc., 6.375%, Due 6/15/2033F		18,285,000	18,635,006
Gartner, Inc., 3.750%, Due 10/1/2030F		13,155,000	12,286,290
KBR, Inc., 4.750%, Due 9/30/2028F		16,021,000	15,397,943
Science Applications International Corp., 4.875%, Due 4/1/2028F		14,098,000	13,740,592

			101,642,203

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 61.41% (continued)
Technology - 7.04% (continued)
Semiconductors - 1.55%
Entegris, Inc., 5.950%, Due 6/15/2030F	$	14,220,000	$14,229,542
Qorvo, Inc., 3.375%, Due 4/1/2031F		16,500,000	14,519,150

			28,748,692

Total Technology			130,390,895

Total Corporate Obligations (Cost $1,151,620,006)			1,136,893,744

FOREIGN CONVERTIBLE OBLIGATIONS - 1.02%
Consumer, Non-Cyclical - 0.46%
Biotechnology - 0.46%
Pharming Group NV, 4.500%, Due 4/25/2029I	EUR	7,000,000	8,561,120

Energy - 0.56%
Oil & Gas - 0.56%
Borr Drilling Ltd., 5.000%, Due 2/8/2028I	$	13,800,000	10,419,551

Total Foreign Convertible Obligations (Cost $20,937,895)			18,980,671

FOREIGN CORPORATE OBLIGATIONS - 30.32%
Basic Materials - 1.37%
Chemicals - 1.37%
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031F		24,625,000	25,302,778

Communications - 0.56%
Internet - 0.56%
Momox Holding AG, 9.001%, Due 12/16/2028, (3 mo. EURIBOR + 6.500%)D	EUR	8,900,000	10,312,669

Consumer, Cyclical - 2.30%
Entertainment - 1.23%
Flutter Treasury DAC,
6.375%, Due 4/29/2029F	$	18,890,000	19,329,589
5.875%, Due 6/4/2031F		3,285,000	3,301,425

			22,631,014

Leisure Time - 1.07%
Cruise Yacht Upper HoldCo Ltd., 11.875%, Due 7/5/2028		20,400,000	19,850,322

Total Consumer, Cyclical			42,481,336

Consumer, Non-Cyclical - 2.20%
Food - 1.48%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033F		25,605,000	27,485,457

Pharmaceuticals - 0.72%
180 Medical, Inc., 3.875%, Due 10/15/2029F		14,000,000	13,291,338

Total Consumer, Non-Cyclical			40,776,795

Energy - 12.37%
Oil & Gas - 12.37%
Archer Norge AS, 9.500%, Due 2/25/2030		23,500,000	23,544,062
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030F		25,130,850	20,376,093
CES Energy Solutions Corp., 6.875%, Due 5/24/2029F	CAD	11,715,000	8,659,164
Floatel International Ltd., 9.750%, Due 4/10/2029	$	24,801,843	20,343,268
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029		34,800,000	34,297,661
Seadrill Finance Ltd., 8.375%, Due 8/1/2030F		20,505,000	20,089,157
Secure Waste Infrastructure Corp., 6.750%, Due 3/22/2029F	CAD	18,365,000	13,610,762
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	$	14,800,000	12,463,576
Shelf Drilling Holdings Ltd., 9.625%, Due 4/15/2029F		29,599,000	22,117,033
TGS ASA, 8.500%, Due 1/15/2030F		22,495,000	22,888,662
Viridien,
8.500%, Due 10/15/2030F	EUR	4,050,000	4,392,866

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 30.32% (continued)
Energy - 12.37% (continued)
Oil & Gas - 12.37% (continued)
Viridien, (continued)
10.000%, Due 10/15/2030F	$	27,720,000	$26,158,566

			228,940,870

Total Energy			228,940,870

Financial - 5.45%
Diversified Financial Services - 2.22%
Kane Bidco Ltd., 6.500%, Due 2/15/2027F	GBP	18,864,000	25,384,628
Magellan Bidco SARL, 7.456%, Due 12/19/2029, (3 mo. EURIBOR + 5.000%)D I	EUR	13,600,000	15,712,482

			41,097,110

Real Estate - 3.23%
Heimstaden AB, 4.375%, Due 3/6/2027I		5,400,000	5,890,637
Heimstaden Bostad AB,
2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)D I J		8,620,000	9,155,009
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)D I J		2,475,000	2,581,907
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027I		41,600,000	42,156,992

			59,784,545

Total Financial			100,881,655

Industrial - 4.95%
Machinery - Diversified - 1.78%
ATS Corp.,
4.125%, Due 12/15/2028F	$	10,615,000	9,991,585
6.500%, Due 8/21/2032F	CAD	31,500,000	23,039,403

			33,030,988

Transportation - 3.17%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	$	26,450,000	26,326,947
Scorpio Tankers, Inc., 7.500%, Due 1/30/2030		16,500,000	16,388,059
TORM PLC, 8.250%, Due 1/25/2029		15,600,000	15,928,959

			58,643,965

Total Industrial			91,674,953

Technology - 1.12%
Software - 1.12%
Verve Group SE, 6.328%, Due 4/1/2029, (3 mo. EURIBOR + 4.000%)D I	EUR	18,510,000	20,816,425

Total Foreign Corporate Obligations (Cost $561,232,013)			561,187,481

	Shares
SHORT-TERM INVESTMENTS - 1.93% (Cost $35,808,756)
Investment Companies - 1.93%
American Beacon U.S. Government Money Market Select Fund, 4.21%K L		35,808,756	35,808,756

TOTAL INVESTMENTS - 98.58% (Cost $1,871,389,129)			1,824,930,600
OTHER ASSETS, NET OF LIABILITIES - 1.42%			26,221,413

TOTAL NET ASSETS - 100.00%			$1,851,152,013

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Value was determined using significant unobservable inputs.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $13,373,194 or 0.72% of net assets.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on May 31, 2025.

E	A type of Preferred Stock that has no maturity date.
F

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,279,801,100 or 69.14% of net assets. The Fund has no right to demand registration of these securities.

G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	Zero coupon bond.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

I

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

J	Perpetual maturity. The date shown, if any, is the next call date.
K	The Fund is affiliated by having the same investment advisor.
L	7-day yield.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on May 31, 2025:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	600	June 2025	$(48,636,393)	$(50,512,500)	$(1,876,107)
CME Canadian Dollar Currency Futures	628	June 2025	(43,849,519)	(45,815,740)	(1,966,221)
CME Euro Foreign Exchange Currency Futures	489	June 2025	(67,172,791)	(69,499,125)	(2,326,334)

			$(159,658,703)	$(165,827,365)	$(6,168,662)

Forward Foreign Currency Contracts Open on May 31, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	59,506,117	12/7/2027	GST	$—	$(3,611,117)	$(3,611,117)

						$—	$(3,611,117)	$(3,611,117)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
GST	Goldman Sachs International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2025, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$—	$—	$7,508,073	$7,508,073
Preferred Stocks	64,551,875	—	—	64,551,875
Corporate Obligations	—	1,131,028,623	5,865,121	1,136,893,744
Foreign Convertible Obligations	—	18,980,671	—	18,980,671
Foreign Corporate Obligations	—	561,187,481	—	561,187,481

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Short-Term Investments	$35,808,756	$—	$—	$35,808,756

Total Investments in Securities - Assets	$100,360,631	$1,711,196,775	$13,373,194	$1,824,930,600

Financial Derivative Instruments - Liabilities
Futures Contracts	$(6,168,662)	$—	$—	$(6,168,662)
Forward Foreign Currency Contracts	—	(3,611,117)	—	(3,611,117)

Total Financial Derivative Instruments - Liabilities	$(6,168,662)	$(3,611,117)	$—	$(9,779,779)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2025, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2024		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2025	Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$—		$38,257,036	$—	$—	$—	$(30,748,963)	$—	$—	$7,508,073	$(30,748,963)
Bank Loan Obligations	3,598,629	(1)	—	3,598,629	196,168	(646,868)	450,700	—	—	—	—
Corporate Obligations	—		5,675,539	—	(28)	—	189,610	—	—	5,865,121	189,610
Foreign Corporate Obligations	10,246,867	(1)	—	24,818,821	165,377	(2,514,533)	16,921,110	—	—	—	—

	$13,845,496	(1)	$43,932,575	$28,417,450	$361,517	$(3,161,401)	$(13,187,543)	$—	$—	$13,373,194	$(30,559,353)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended May 31, 2025, one common stock has been fair valued at $7,508,073 and three Corporate Obligations have been valued at $5,865,121 by the Valuation Committee due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 89.24%
Consumer Discretionary - 5.86%
Hotels, Restaurants & Leisure - 2.50%
Starbucks Corp.	333,456	$27,993,631

Specialty Retail - 3.36%
Lowe’s Cos., Inc.	167,151	37,730,995

Total Consumer Discretionary		65,724,626

Consumer Staples - 9.93%
Food Products - 2.10%
Nestle SA, ADR A	220,990	23,537,645

Tobacco - 7.83%
Altria Group, Inc.	464,229	28,136,920
Philip Morris International, Inc.	330,679	59,717,320

		87,854,240

Total Consumer Staples		111,391,885

Energy - 3.28%
Oil, Gas & Consumable Fuels - 3.28%
Chevron Corp.	269,034	36,776,948

Financials - 24.90%
Capital Markets - 8.34%
Blackrock, Inc.	50,319	49,307,085
Charles Schwab Corp.	500,795	44,240,230

		93,547,315

Financial Services - 7.31%
Berkshire Hathaway, Inc., Class BB	91,045	45,883,038
Fidelity National Information Services, Inc.	453,480	36,101,543

		81,984,581

Insurance - 9.25%
Chubb Ltd.	76,547	22,749,768
Cincinnati Financial Corp.	178,792	26,965,410
Progressive Corp.	189,588	54,019,309

		103,734,487

Total Financials		279,266,383

Health Care - 3.10%
Pharmaceuticals - 3.10%
Johnson & Johnson	224,229	34,802,583

Industrials - 13.48%
Aerospace & Defense - 2.63%
Northrop Grumman Corp.	60,739	29,444,445

Ground Transportation - 4.68%
Norfolk Southern Corp.	212,545	52,524,120

Professional Services - 3.26%
Paychex, Inc.	231,551	36,564,218

Trading Companies & Distributors - 2.91%
Fastenal Co.	788,016	32,576,582

Total Industrials		151,109,365

Information Technology - 18.73%
Communications Equipment - 2.95%
Cisco Systems, Inc.	523,748	33,017,074

Electronic Equipment, Instruments & Components - 3.59%
Corning, Inc.	811,855	40,259,889

Semiconductors & Semiconductor Equipment - 3.85%
Texas Instruments, Inc.	236,245	43,197,398

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 89.24% (continued)
Information Technology - 18.73% (continued)
Software - 3.79%
Microsoft Corp.	92,330	$42,505,039

Technology Hardware, Storage & Peripherals - 4.55%
Apple, Inc.	254,176	51,051,250

Total Information Technology		210,030,650

Materials - 4.26%
Chemicals - 4.26%
Air Products & Chemicals, Inc.	171,094	47,719,828

Real Estate - 1.85%
Specialized REITs - 1.85%
Crown Castle, Inc.	207,049	20,777,367

Utilities - 3.85%
Multi-Utilities - 3.85%
Dominion Energy, Inc.	762,213	43,194,611

Total Common Stocks (Cost $559,575,070)		1,000,794,246

FOREIGN COMMON STOCKS - 8.97%
Communication Services - 4.44%
Entertainment - 4.44%
Nintendo Co. Ltd., ADR	2,437,086	49,814,038

Consumer Staples - 1.65%
Beverages - 1.65%
Diageo PLC, ADRA	169,732	18,504,183

Information Technology - 2.88%
Electronic Equipment, Instruments & Components - 2.88%
TE Connectivity PLC	201,416	32,240,659

Total Foreign Common Stocks (Cost $78,854,938)		100,558,880

SHORT-TERM INVESTMENTS - 1.50% (Cost $16,846,082)
Investment Companies - 1.50%
American Beacon U.S. Government Money Market Select Fund, 4.21%C D	16,846,082	16,846,082

SECURITIES LENDING COLLATERAL - 0.10% (Cost $1,155,504)
Investment Companies - 0.10%
American Beacon U.S. Government Money Market Select Fund, 4.21%C D	1,155,504	1,155,504

TOTAL INVESTMENTS - 99.81% (Cost $656,431,594)		1,119,354,712
OTHER ASSETS, NET OF LIABILITIES - 0.19%		2,175,975

TOTAL NET ASSETS - 100.00%		$1,121,530,687

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at May 31, 2025.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs – Real Estate Investment Trusts.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2025 (Unaudited)

Long Futures Contracts Open on May 31, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	72	June 2025	$19,808,205	$21,297,600	$1,489,395

			$19,808,205	$21,297,600	$1,489,395

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2025, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,000,794,246	$—	$—	$1,000,794,246
Foreign Common Stocks	100,558,880	—	—	100,558,880
Short-Term Investments	16,846,082	—	—	16,846,082
Securities Lending Collateral	1,155,504	—	—	1,155,504

Total Investments in Securities - Assets	$1,119,354,712	$—	$—	$1,119,354,712

Financial Derivative Instruments - Assets
Futures Contracts	$1,489,395	$—	$—	$1,489,395

Total Financial Derivative Instruments - Assets	$1,489,395	$—	$—	$1,489,395

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2025 (Unaudited)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.